Alliance Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Alliance revenue [Abstract]
Schedule of alliance revenue

For the half year ended 30 June
	2025	2024
	$m	$m
Enhertu	834	683
Tezspire	285	180
Beyfortus	109	26
Datroway	14	-
Other Alliance Revenue	51	50
Total	1,293	939